Changes in Equity and Earnings per Share - Additional Information (Detail) € / shares in Units, € in Millions, $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2022 USD ($) shares	Jun. 30, 2021 USD ($) shares	Dec. 31, 2021 USD ($)	Jun. 30, 2022 EUR (€) shares	Apr. 27, 2022 EUR (€) € / shares	Apr. 28, 2021 EUR (€) € / shares
Disclosure of classes of share capital [line items]
Issued capital | $	$ 1,736		$ 1,736
Number of shares issued	1,981,000,000	1,972,000,000		1,981,000,000
Dividend declared | €					€ 1,004	€ 1,003
Dividend paid date	May 05, 2022		May 06, 2021
Profit attributable to equity holders | $	$ 1,692	$ 2,458
Diluted earnings per share based on the profit | $	$ 1,692	$ 2,458
Number of antidilutive share options outstanding	56,000,000	72,000,000		56,000,000
Dividend payout date	Apr. 27, 2022		Apr. 28, 2021
Dividend Proposed [Member]
Disclosure of classes of share capital [line items]
Dividend proposed per share | € / shares					€ 0.5	€ 0.5
Treasury shares [member]
Disclosure of classes of share capital [line items]
Restricted shares	282,053,459
Treasury shares [member] | Sab Zenzele Holdings [Member]
Disclosure of classes of share capital [line items]
Number Of Shares Settlement	5,100,000
SAB Combination [Member]
Disclosure of classes of share capital [line items]
Number of restricted shares issued	326,000,000
Number of restricted shares converted into ordinary shares	44,000,000
SAB Miller [Member] | Sab Zenzele Holdings [Member]
Disclosure of classes of share capital [line items]
Percentage Of Obligations Due To Be Settled To The The Beneficiaries Of The Share Scheme	77.40%			77.40%
Equity attributable to owners of parent [member]
Disclosure of classes of share capital [line items]
Exchange differences on translation of foreign operations (gains/(losses)) | $	$ 2,101
Top of range [member]
Disclosure of classes of share capital [line items]
Tax withholding percentage	15.00%
Parent [member]
Disclosure of classes of share capital [line items]
Issued capital | $	$ 1,736
Equity shares	36,459,623			36,459,623
Number of shares authorized	2,019,241,973			2,019,241,973
Number of shares outstanding | €				€ 37
Parent [member] | Stock Lending Arrangements [Member]
Disclosure of classes of share capital [line items]
Number of shares issued	30,000,000			30,000,000